                              SEFTON FUNDS TRUST


May 4, 1998

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

     Re:  Sefton Funds Trust
          Securities Act of 1933 Registration No. 33-88568 and
          Investment Company Act of 1940 File No. 811-8948
          Rule 497(j) Filing


Dear Sir or Madam:


This letter is being transmitted by means of electronic submission by Sefton Funds Trust (the "Trust") pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

As Assistant Secretary of the Trust, I hereby certify that the Trust's definitive Prospectus and Statement of Additional Information, each dated April 30, 1998, which would have been filed by the Trust pursuant to Rule 497(c), would not have differed from that contained in the Trust's most recent Post-Effective Amendment on Form N-1A, filed pursuant to EDGAR on April 29, 1998.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned at (614) 470-8305


Sincerely,

/s/ Matthew Constancio
--------------------------------------
Matthew Constancio
Assistant Secretary
Sefton Funds Trust

cc:   Mr. James Foggo, Esq.   Paul, Weiss, Rifkind, Wharton & Garrison